Investment Strategy	Dec. 31, 2025
Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of March 31, 2026 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Companies that have 50% or more of their assets in or revenue or net income from one or more emerging market country are considered to have their principal activities in emerging markets countries.

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Implementation of the Portfolio’s investment strategy may result in significant exposure to large cap companies, however, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

In addition to common stocks, preferred stocks and convertible securities, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. While the Portfolio’s investment strategy is not designed to focus investment in any particular market sector or sectors, implementation of the Portfolio’s investment strategy may, from time to time, result in the investment of a significant portion of the Portfolio’s assets in different market sectors.

Lazard Equity Megatrends ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities. Equity and equity-related securities include common and preferred stock, warrants and rights, American Depositary Receipts (“ADRs”), and Global Depositary Receipts.

The Portfolio will seek to achieve its investment objective by investing primarily in an actively managed portfolio of established, well managed companies located around the world, including emerging markets. The Portfolio typically invests in companies with market capitalizations generally over $5 billion at the time of purchase. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions.

In seeking to achieve the investment objective of the Portfolio, the Investment Manager intends to pursue a thematic investment approach that is proprietary to the Investment Manager. This approach aims to identify trends that are “megatrends” (i.e., significant macroeconomic trends) or “themes” (resulting from changes over time in global, economic and social factors such as, for example, demographics, lifestyles, governmental policies and spending, regulations, technological innovation or the environment) and select investments that it expects to benefit from or which are well positioned to take advantage of those trends.

The Investment Manager will accordingly seek to identify companies, which, in the Investment Manager’s view based upon its proprietary research, are likely to benefit from the global long-term market themes or trends it identifies, taking into account factors such as the quality, growth prospects and valuation of such companies, which factors are assessed and identified by the Investment Manager through the bottom-up fundamental company research undertaken by the Investment Manager’s team of analysts.

This fundamental analysis is conducted to develop an in-depth understanding of the fundamentals of each company coming within the investable universe. This is achieved, for example, through examining a company’s financials and analyzing a company’s quality and depth of management (i.e., the caliber and effectiveness of the company’s management team). It is also achieved by assessing a company’s competitive environment (i.e., the environment in which a business competes and functions and its position relative to its competitors), return potential (a company’s potential for growth and generation of profits) and valuation (the value attributed to a company based on earnings, cash flows, profits etc.). By undertaking this form of investment analysis, the Investment Manager builds an understanding of each stock’s risk-reward profile. The Investment Manager conducts this fundamental assessment for each company in the Portfolio, both prior to the initial investment and from time to time.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of March 31, 2026 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard India Equity Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in India. In addition to common stocks, preferred stocks and convertible securities, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. Companies that have 50% or more of their assets in or revenue or net income from India are considered to have their principal activities located in India.

The Portfolio invests primarily in companies that the Investment Manager believes are undervalued relative to their perceived intrinsic value based on their earnings, cash flow or asset values.

The Investment Manager uses a proprietary system for fundamental securities analysis, including models generated at the security level, and seeks to identify investment opportunities at any phase of a company’s development. The Investment Manager may sell a security from the Portfolio when the target price is achieved, risk analysis is unfavorable, fundamental investment drivers deteriorate or the investment thesis is invalidated, or there is a negative change in corporate strategy or corporate governance.

The Portfolio may invest in securities across various market sectors and across the capitalization spectrum. While the Portfolio’s investment strategy is not designed to focus investment in any particular market sector or sectors, implementation of the Portfolio’s investment strategy may, from time to time, result in the investment of a significant portion of the Portfolio’s assets in a limited number of market sectors. Additionally, implementation of the Portfolio’s investment strategy may result in significant exposure to large cap companies, however, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. equity securities. In addition to common stocks, preferred stocks and convertible securities, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. Utilizing a proprietary quantitative model, the Portfolio management team selects investments for the Portfolio from a broad investment universe of non-U.S. equity securities, including common stocks, preferred stocks and convertible securities, depositary receipts (including ADRs, GDRs and EDRs, as well as real estate investment trusts (“REITs”)), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-U.S. developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: valuation, growth, quality and sentiment. “Sentiment” is a measure of market enthusiasm and support for a company, including, among other factors, price momentum and trading volume. The Portfolio may invest across the capitalization spectrum and may invest in emerging markets companies.

The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest up to 20% of its assets in securities of companies located in the U.S.

The Portfolio considers a company to be a non-U.S. company if: (i) the company is organized under the laws of or domiciled in a country other than the U.S. or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-U.S. market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the U.S. or the company has at least 50% of its assets in countries other than the U.S. Non-U.S. developed market countries include all countries identified as Developed Markets (excluding the U.S.) by the MSCI ACWI ex USA Index, which as of March 31, 2026 includes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of March 31, 2026 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Portfolio may invest in exchange-traded funds (“ETFs”).

The Portfolio is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended.

Lazard Japanese Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities and equity-related securities traded on markets in Japan. Such equity and equity-related securities may include shares, including common and preferred stock, warrants and rights.

The Investment Manager seeks to invest in the equity and equity-related securities of companies operating in sectors which have been identified through research undertaken by the Investment Manager as showing greater potential for growth at any given point of the economic cycle. Investments may be made in companies from across the spectrum of market capitalization and will not be focused on any particular industry or sector.

The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Listed Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of Infrastructure Companies that are listed on a national or other recognized securities exchange. Infrastructure Companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the generation, production, transmission, sale or distribution of energy or natural resources used to produce energy; distribution, purification and treatment of water; provision of communications services and media; management, ownership and/or operation of infrastructure assets or construction, development or financing of infrastructure assets, such as pipelines, toll roads, airports, railroads or ports.

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies. As a result, the Portfolio concentrates its investments (i.e., holds more than 25% of the value of the Portfolio’s assets) in industries represented by infrastructure companies. The Investment Manager generally focuses on companies with a minimum market capitalization of at least $2 billion. Although the Portfolio generally focuses on large capitalization companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions.

The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States. The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of March 31, 2026 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

As part of its investment strategy, the Portfolio may use repurchase agreements or money market mutual funds to maximize the value of its assets held in cash. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This is intended to insulate the Portfolio from changes in the market value of the security during the period.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of or related to Next Gen Technologies Companies located throughout the world. Next Gen Technologies Companies considered for inclusion in the investment universe include artificial intelligence (“AI”) (i.e., computer systems with capabilities to perform tasks typically requiring human cognitive abilities such as learning, reasoning, problem solving, or decision making) companies that are developing the next generation of automation application, including:

• Hardware Infrastructure (e.g., semiconductor designers and manufacturers, cloud service providers, data center builders);

• Enabling Technologies (e.g., software platform developers, cybersecurity vendors); and

• AI Application Vendors (e.g., enterprises developing own AI solutions, AI application developers and related services providers).

The Portfolio typically invests in approximately 40 to 60 companies.

Equity and equity-related securities include common and preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts, warrants, rights and participatory notes.

The Investment Manager employs an internally developed proprietary data science platform to quickly analyze a large number of stocks from the broader equity universe for their exposure to the next generation technologies investment trend and to determine an initial investable universe of Next Gen Technologies Companies. Each of the stocks within this initial investable universe are then ranked by the Investment Manager according to their overall business exposure to the next generation technologies investment trend – the extent to which a company may meet either or both of the foregoing criteria. This exposure is measured in terms of a company’s business activity through its products/services, assets (e.g., intellectual property), research and development pipeline, market share, growth, revenue, and/or earnings.

The Investment Manager then uses a bottom-up stock selection process to assess and value the security on an ongoing basis (the methodology to be used would depend on various factors, such as the lifecycle stage of the issuer. For example, for smaller early lifecycle stage companies, traditional revenue growth metrics may be considered most appropriate for valuation purposes, whereas securities of more established, stable positive cash-flow generative businesses with high market share might be most appropriately valued on the basis of an expected value (“EV”)/earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple approach). Additionally, detailed financial modeling is performed in order to assess the security’s fair value. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

The Portfolio will be concentrated (i.e., hold more than 25% of the value of the Portfolio’s assets) in securities of issuers having their principal business activities in the group of industries that comprise the industrials and information technology sectors.

The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization U.S. companies. The Investment Manager considers “small capitalization companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index (ranging from approximately $4.4 million to $38.0 billion as of March 31, 2026). Equity securities include common stocks, depositary receipts, including ADRs, Global Depositary Receipts and European Depositary Receipts. The Portfolio considers a company or issuer to be a “U.S. company” if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

The Investment Manager seeks to achieve the investment objective through investing in an actively managed, diversified, long-only portfolio comprised primarily of equity securities of small capitalization U.S. companies. The Portfolio typically invests in 200 to 600 companies.

The Portfolio may invest up to 20% of its assets in other securities which need not be equity securities of small cap U.S. companies, including investments in larger U.S. companies and in non-U.S. companies.

The Investment Manager actively manages the Portfolio using its proprietary investment strategy that creates and applies fundamental and quantitative techniques into a fully systematic process, which is designed to convert fundamental criteria and market data into various quantitative formulas to make investment decisions. The Investment Manager terms this its “Automated Fundamental Analyst” investment framework, which involves steps including the following:

• identification of a fundamental opportunity, a recurring market inefficiency where the Investment Manager believes that investors are not fully incorporating the impact of a company’s changing operating fundamentals and/or attractive valuations;

• converting this market observation into quantified conditions utilizing proprietary process, knowledge and techniques;

• attempting to validate the observation through extensive proprietary testing that includes historical data, minimum targeted return objectives and persistence hurdles;

• through the operation of each Automated Fundamental Analyst, a number of securities are identified; and

• the securities selection process is implemented systematically into automated daily operations.

The Investment Manager selects investments for the Portfolio by applying the foregoing securities selection process to an investable universe of all publicly-traded equity securities, with a focus on small cap companies. However, Automated Fundamental Analysts, which may change over time, may be applied to the broad market or specific to a particular sector or industry. In addition, the selection process described above is not sequential, and certain criteria may be given more importance than others. Target position sizes are determined at the time of investment based on the input of one or more Automated Fundamental Analysts and subsequently monitored on an ongoing basis.